Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Dividends

	2018	2017	2016
	RMB	RMB	RMB
Interim dividends attributable to owners of the Company for 2018 (a)	16,252	—	—
Proposed final dividends attributable to owners of the Company for 2018 (b)	16,472	—	—
Interim dividends attributable to owners of the Company for 2017 (c)	—	12,676	—
Final dividends attributable to owners of the Company for 2017 (d)	—	11,117	—
Interim dividends attributable to owners of the Company for 2016 (e)	—	—	3,899
Final dividends attributable to owners of the Company for 2016 (f)	—	—	6,957

	32,724	23,793	10,856

(a)

Interim dividends attributable to owners of the Company in respect of 2018 of RMB 0.08880 yuan per share amounting to a total of RMB 16,252. The dividends were not paid before June 30, 2018 and were not recognized as liability as of June 30, 2018, as they were declared after the date of the statement of financial position. The dividends were paid on September 21, 2018 (A shares) and November 1, 2018 (H shares).

(b)

At the 1st meeting of the Board in 2019, the Board of Directors proposed final dividends attributable to owners of the Company in respect of 2018 of RMB 0.09 yuan per share amounting to a total of RMB 16,472. These consolidated financial statements do not reflect this dividend payable as the final dividends were proposed after the reporting period and will be accounted for in equity as an appropriation of retained earnings for the year ended December 31, 2018 when approved at the forthcoming Annual General Meeting.

(c)

Interim dividends attributable to owners of the Company in respect of 2017 of RMB 0.06926 yuan per share amounting to a total of RMB 12,676. The dividends were not paid before June 30, 2017 and were not recognized as liability as of June 30, 2017, as they were declared after the date of the statement of financial position. The dividends were paid on September 15, 2017 (A shares) and October 27, 2017 (H shares).

(d)

Final dividends attributable to owners of the Company in respect of 2017 of RMB 0.06074 yuan per share amounting to a total of RMB 11,117 and were paid on June 21, 2018 (A shares) and July 26, 2018 (H shares).

(e)

Interim dividends attributable to owners of the Company in respect of 2016 of RMB 0.02131 yuan per share amounting to a total of RMB 3,899. The dividends were not paid before June 30, 2016 and were not recognized as liability as of June 30, 2016, as they were declared after the date of the statement of financial position. The dividends were paid on September 21, 2016 (A shares) and October 28, 2016 (H shares).

(f)

Final dividends attributable to owners of the Company in respect of 2016 of RMB 0.03801 yuan per share amounting to a total of RMB 6,957 were paid on June 22, 2017 (A shares) and July 27, 2017 (H shares).